SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,098,323,810	3,105,094,690
Ordinary shares, shares outstanding	3,071,525,690	3,083,916,600
Treasury shares, shares	26,798,120	21,178,090
Parent Company
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,098,323,810	3,105,094,690
Ordinary shares, shares outstanding	3,071,525,690	3,083,916,600
Treasury shares, shares	26,798,120	21,178,090